Revenue (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Schedule of Revenues by Segment, Market or Product Line
The table below presents revenues by segment, market or product line for the three and nine months ended December 31, 2024 and 2023. The Motion Picture and Television Production segments include the revenues of eOne from the acquisition date of December 27, 2023 (see Note 3).

	Three Months Ended December 31,		Nine Months Ended December 31,
	2024	2023	2024	2023
	(Amounts in millions)
Revenue by Type:
Motion Picture
Theatrical	$35.0	$100.1	$91.1	$194.2
Home Entertainment
Digital Media	145.7	155.5	400.3	495.3
Packaged Media	16.0	21.0	37.8	63.0

Total Home Entertainment	161.7	176.5	438.1	558.3
Television	38.3	65.3	235.0	214.5
International	68.3	94.7	284.3	255.3
Other	5.9	6.6	14.8	23.3

Total Motion Picture revenues (1)	309.2	443.2	1,063.3	1,245.6

Television Production
Television	259.9	182.3	733.1	554.2
International	59.3	32.1	144.8	137.7
Home Entertainment
Digital Media	55.5	17.4	108.7	113.4
Packaged Media	1.7	0.3	3.0	1.0

Total Home Entertainment	57.2	17.7	111.7	114.4
Other	28.2	16.3	72.9	54.4

Total Television Production revenues (2)	404.6	248.4	1,062.5	860.7

Total revenues	$713.8	$691.6	$2,125.8	$2,106.3

(1)
Total Motion Picture revenues for the three months ended
December 31
, 2024 and 2023 includes $9.9 million and $36.6 million, respectively, of revenues from licensing Motion Picture segment product to the Starz Business. Total Motion Picture revenues for the nine
months ended
December 31
, 2024 and 2023 includes $146.2 million and $113.7 million, respectively, of revenues from licensing Motion Picture segment product to the Starz Business.

(2)
Total Television Production revenues for the three months ended
December 31
, 2024 and 2023 includes $77.9 million and $97.1 million, respectively, of revenues from licensing Television Production segment product to the Starz Business. Total Television Production revenues for the nine

months ended
December 31
, 2024 and 2023 includes $267.3 million and $308.4 million, respectively, of revenues from licensing Television Production segment product to the Starz Business.

The table below presents revenues by segment, market or product line for the fiscal years ended March 31, 2024, 2023 and 2022. The Motion Picture and Television Production segments include the revenues of eOne from the acquisition date of December 27, 2023 (see Note 2).

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Revenue by Type:
Motion Picture
Theatrical	$226.5	$120.7	$65.3
Home Entertainment
Digital Media	652.3	527.5	497.1
Packaged Media	84.0	70.5	115.0

Total Home Entertainment	736.3	598.0	612.1
Television	274.4	217.8	257.9
International	391.0	365.0	234.4
Other	28.1	22.2	15.6

Total Motion Picture revenues (1)	1,656.3	1,323.7	1,185.3

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)

Television Production
Television	788.5	1,144.3	1,094.5
International	228.8	277.7	256.5
Home Entertainment
Digital Media	240.6	241.7	85.1
Packaged Media	2.0	3.3	6.9

Total Home Entertainment	242.6	245.0	92.0
Other	70.2	93.1	88.0

Total Television Production revenues (2)	1,330.1	1,760.1	1,531.0

Total revenues	$2,986.4	$3,083.8	$2,716.3

(1)
Total Motion Picture revenues for the years ended March 31, 2024, 2023 and 2022, includes $128.2 million, $44.2 million, and $38.0 million, respectively, of revenues from licensing Motion Picture segment product to the Starz Business.

(2)
Total Television Production revenues for the years ended March 31, 2024, 2023 and 2022, includes $417.7 million, $731.3 million, and $610.2 million, respectively, of revenues from licensing Television Production segment product to the Starz Business.

Schedule of Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction	Revenues expected to be recognized in the future related to performance obligations that are unsatisfied at
December 31
, 2024 are as follows:

	Rest of Year Ending March 31, 2025	Year Ending March 31,
		2026	2027	Thereafter	Total
	(Amounts in millions)
Remaining Performance Obligations	$618.4	$783.7	$184.9	$139.0	$1,726.0

Revenues expected to be recognized in the future related to performance obligations that are unsatisfied at March 31, 2024 are as follows:

	Year Ending March 31,
	2025	2026	2027	Thereafter	Total
	(Amounts in millions)
Remaining Performance Obligations	$1,180.1	$486.3	$48.5	$51.0	$1,765.9

Schedule of Accounts Receivable, Provision for Doubtful Accounts
Changes in the provision for doubtful accounts consisted of the following:

	March 31, 2024	(Benefit) provision for doubtful accounts	Other (1)	Uncollectible accounts written-off	December 31, 2024
	(Amounts in millions)
Provision for doubtful accounts	$6.4	$(0.9)	$2.5	$(1.0)	$7.0

Changes in the provision for doubtful accounts consisted of the following:

	March 31, 2023	(Benefit) provision for doubtful accounts	Other (1)	Uncollectible accounts written-off (2)	March 31, 2024
	(Amounts in millions)
Trade accounts receivable	$8.7	$(0.3)	$1.3	$(3.3)	$6.4

(1)	Represents the provision for doubtful accounts acquired in the acquisition of eOne (see Note 2).
(2)	Represents primarily accounts receivable previously reserved for bad debt from customers in Russia, related to Russia’s invasion of Ukraine.

Starz Business of Lions Gate Entertainment Corp
Disaggregation of Revenue [Line Items]
Schedule of Revenues by Segment, Market or Product Line
The table below presents programming revenues by segment:

	Nine Months Ended December 31,
	2024	2023
	(Amounts in millions)
Programming Revenues
Starz Networks	$1,030.1	$1,032.6
International (1)	8.9	7.4

Total revenues	$1,039.0	$1,040.0

(1)	Includes the continuing operations in India.

The table below presents programming revenues by segment:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Programming Revenues
Starz Networks	$1,382.7	$1,413.1	$1,446.1
International (1)	9.7	9.4	4.6

Total revenues	$1,392.4	$1,422.5	$1,450.7

(1)	Includes the continuing operations in India.

Schedule of Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction	Revenues
expected to be recognized in the future related to performance obligations that are unsatisfied at December 31, 2024 are as follows:

	Rest of Year Ending March 31, 2025	Year Ending March 31,
		2026	2027	Thereafter	Total
	(Amounts in millions)
Remaining Performance Obligations	$26.4	$8.1	$—	$—	$34.5

Revenues expected to be recognized in the future related to performance obligations that are unsatisfied at March 31, 2024 are as follows:

	Year Ending March 31,
	2025	2026	2027	Thereafter	Total
	(Amounts in millions)
Remaining Performance Obligations	$28.5	$—	$—	$—	$28.5